Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of loans
Total loans before deferred costs	$ 364,341	$ 323,955
Deferred loan costs	239	227
Total Loans	364,580	324,182
Construction & land development [Member]
Summary of loans
Total loans before deferred costs	23,358	18,061
Commercial [Member]
Summary of loans
Total loans before deferred costs	104,899	89,828
Consumer [Member]
Summary of loans
Total loans before deferred costs	6,480	6,216
Commercial real estate [Member]
Summary of loans
Total loans before deferred costs	119,192	106,332
Residential real estate [Member]
Summary of loans
Total loans before deferred costs	$ 110,412	$ 103,518